Future Policy Benefits and Other Policyholder Liabilities - Successor (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Future Policy Benefits and Other Policyholder Liabilities

Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2016 and 2015, future policy benefits and other policyholder liabilities consisted of the following:

($ in thousands)	December 31, 2016	December 31, 2015
Traditional life insurance	$1,598,071	$1,567,388
Immediate fixed annuities	520,380	584,948
Accident and health insurance	1,693,598	1,580,809
Equity indexed annuities	40,298	38,739
Other	1,259,444	985,757

Total	$5,111,791	$4,757,641